Subsequent Events (Details) - Subsequent Event [Member]	Aug. 01, 2025 USD ($) Vessel Installment shares
Subsequent Events [Abstract]
Common shares of Rubico Inc. to be received | shares	1
Company common shares held to receive Rubico common shares | shares	2
Number of owned vessels in fleet | Vessel	4
Number of vessels distributed to Rubico | Vessel	2
Related Party [Member] | Tankers Family Inc. [Member] | Series D Preferred Stock [Member]
Subsequent Events [Abstract]
Shares issued (in shares) | shares	100,000
M/T Eco Marina Del Rey [Member]
Subsequent Events [Abstract]
Term of time charter	7 years
Installment payment	$ 178,600
Purchase obligation	13,000,000
M/T Eco Oceano Ca [Member]
Subsequent Events [Abstract]
Installment payment	183,300
Purchase obligation	20,000,000
New Huarong SLBs [Member]
Subsequent Events [Abstract]
Face amount	$ 207,000,000
Term of time charter	10 years
Number of payment installments | Installment	120
Frequency of periodic payment	monthly
Installment payment	$ 250,000
Purchase obligation	$ 23,000,000
Term of variable rate	3 months
Basis spread on variable rate	1.95%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	tops:TermSecuredOvernightFinancingRateMember
Guarantee	$ 84,000,000
Maximum leverage ratio	85.00%
New Huarong SLBs [Member] | VLCC [Member]
Subsequent Events [Abstract]
Minimum liquid funds	$ 550,000
New Huarong SLBs [Member] | Suezmax [Member]
Subsequent Events [Abstract]
Minimum liquid funds	400,000
New Huarong SLBs [Member] | MR Product Tanker [Member]
Subsequent Events [Abstract]
Minimum liquid funds	$ 350,000